1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 60 .9%
Beverages — 1 .5%
50,000 China Mengniu Dairy Co. Ltd. ......... $ 109,677
26,743 Danone SA ...................... 2,134,088
22,700 ITO EN Ltd. ..................... 425,737
13,500 Morinaga Milk Industry Co. Ltd. ....... 405,242
350,000 Vitasoy International Holdings Ltd. ..... 278,083
3,352,827
Biotechnology — 5 .1%
5,000 Alkermes plc † ................... 176,800
7,900 Amgen Inc. ..................... 2,779,615
3,900 Bio-Rad Laboratories Inc. , Cl. A † ...... 1,087,125
51,000 Bridgebio Pharma Inc. † ............. 3,787,260
7,500 Centessa Pharmaceuticals plc , ADR † ... 297,900
1,500 Charles River Laboratories International
Inc. † ........................ 258,750
3,700 Illumina Inc. † .................... 456,062
1,465 Regeneron Pharmaceuticals Inc. ....... 1,131,918
2,845 Thermo Fisher Scientific Inc. ......... 1,398,403
1,577 Waters Corp. † ................... 469,630
11,843,463
Food — 8 .9%
5,000 Calavo Growers Inc. ............... 128,950
32,500 Kerry Group plc , Cl. A .............. 2,569,454
215,000 Kikkoman Corp. .................. 1,944,016
10,000 Lamb Weston Holdings Inc. .......... 422,600
10,000 Maple Leaf Foods Inc. .............. 215,657
27,000 MEIJI Holdings Co. Ltd. ............. 656,520
13,000 Mondelēz International Inc. , Cl. A ...... 749,320
32,200 Nestlé SA ....................... 3,157,984
28,000 Post Holdings Inc. † ................ 2,768,080
30,000 The Campbell's Company ........... 668,100
15,000 The J.M. Smucker Co. .............. 1,446,600
60,000 The Kraft Heinz Co. ................ 1,349,400
60,000 The Simply Good Foods Co. † ......... 861,000
120,000 Tingyi (Cayman Islands) Holding Corp. .. 198,643
29,000 Unilever plc , ADR ................. 1,652,130
106,000 Yakult Honsha Co. Ltd. ............. 1,776,629
20,565,083
Food and Staples Retailing — 2 .8%
80,000 BellRing Brands Inc. † .............. 1,287,200
25,000 Ingles Markets Inc. , Cl. A ............ 2,247,250
15,000 Sprouts Farmers Market Inc. † ........ 1,156,950
25,000 The Kroger Co. ................... 1,809,000
6,500,400
Health Care Equipment and Supplies — 13 .3%
500 Align Technology Inc. † ............. 85,715
2,000 AtriCure Inc. † .................... 57,060
144,000 Bausch + Lomb Corp. † ............. 2,289,600
23,500 Baxter International Inc. ............. 394,800
Shares
Market
Value
8,700 Becton Dickinson & Co. ............. $ 1,367,901
6,000 Boston Scientific Corp. † ............ 376,500
2,000 Bruker Corp. ..................... 72,240
20,000 CVS Health Corp. ................. 1,436,400
33,000 CytomX Therapeutics Inc. † .......... 155,100
4,000 Electromed Inc. † .................. 93,640
4,750 Evommune Inc. † .................. 109,202
7,500 Globus Medical Inc. , Cl. A † .......... 646,200
43,200 Halozyme Therapeutics Inc. † ......... 2,792,016
27,700 Henry Schein Inc. † ................ 2,041,490
2,500 ICON plc † ...................... 276,650
10,000 ICU Medical Inc. † ................. 1,291,500
5,000 Immunovant Inc. † ................. 124,200
142,085 InfuSystem Holdings Inc. † ........... 1,311,445
1,500 Inspire Medical Systems Inc. † ........ 77,370
18,500 Integer Holdings Corp. † ............. 1,628,000
2,000 Intuitive Surgical Inc. † .............. 921,980
24,000 Lantheus Holdings Inc. † ............ 1,820,400
350 Medpace Holdings Inc. † ............ 168,067
12,000 Medtronic plc .................... 1,039,800
12,000 Neogen Corp. † ................... 111,480
90,000 NeoGenomics Inc. † ................ 667,800
100 Novo Nordisk A/S , ADR ............. 3,675
500 Personalis Inc. † .................. 3,185
2,000 PROCEPT BioRobotics Corp. † ........ 50,020
100 Progyny Inc. † .................... 1,698
100 QIAGEN NV ..................... 4,004
11,200 QuidelOrtho Corp. † ................ 184,016
200 RadNet Inc. † .................... 11,178
100 REGENXBIO Inc. † ................. 838
12,000 Relay Therapeutics Inc. † ............ 119,400
3,000 Royalty Pharma plc , Cl. A ............ 143,910
3,750 Solventum Corp. † ................. 244,875
4,800 Stryker Corp. .................... 1,577,232
3,600 Tarsus Pharmaceuticals Inc. † ......... 252,540
42,700 The Cooper Companies Inc. † ......... 3,053,050
400 Upstream Bio Inc. † ................ 3,600
10,000 Viatris Inc. ...................... 135,100
85,000 Viemed Healthcare Inc. † ............ 782,850
3,000 Xenon Pharmaceuticals Inc. † ......... 174,450
26,500 Zimmer Biomet Holdings Inc. ......... 2,396,130
30,498,307
Health Care Providers and Services — 13 .1%
6,500 Abivax SA , ADR † ................. 723,775
25,000 Alignment Healthcare Inc. † .......... 440,500
1,000 Annexon Inc. † ................... 5,540
10,000 Apellis Pharmaceuticals Inc. † ......... 402,300
5,000 ARS Pharmaceuticals Inc. † .......... 40,150
42,000 Avantor Inc. † .................... 329,280
15,000 Avita Medical Inc. † ................ 55,500
1,000 Axsome Therapeutics Inc. † .......... 169,020

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Providers and Services (Continued)
650 Bicara Therapeutics Inc. † ............ $ 12,929
11,150 BrightSpring Health Services Inc. † ..... 475,101
3,000 Cardinal Health Inc. ................ 633,930
1,500 Celcuity Inc. † .................... 171,210
10,500 Cencora Inc. ..................... 3,298,470
6,500 Chemed Corp. ................... 2,455,310
3,500 Cogent Biosciences Inc. † ............ 134,715
3,000 Cytokinetics Inc. † ................. 197,730
50 Danaher Corp. ................... 9,480
5,000 DaVita Inc. † ..................... 768,450
10,000 Day One Biopharmaceuticals Inc. † ..... 214,400
800 DBV Technologies SA , ADR † ......... 16,712
1,000 Denali Therapeutics Inc. † ............ 19,200
1,300 Dexcom Inc. † .................... 81,640
1,200 Dyne Therapeutics Inc. † ............ 21,756
2,710 Elevance Health Inc. ............... 793,353
1,000 Eli Lilly & Co. .................... 919,770
500 Emergent BioSolutions Inc. † ......... 4,150
107,500 Evolent Health Inc. , Cl. A † ........... 245,100
50 GeneDx Holdings Corp. † ............ 3,211
4,500 Gilead Sciences Inc. ............... 627,165
1,200 GRAIL Inc. † ..................... 62,016
500 Guardant Health Inc. † .............. 46,185
2,000 HCA Healthcare Inc. ............... 946,480
1,600 HealthEquity Inc. † ................. 133,712
4,500 Hinge Health Inc. , Cl. A † ............ 173,520
65 IDEXX Laboratories Inc. † ............ 36,523
8,500 Immunome Inc. † ................. 185,895
2,700 Insmed Inc. † .................... 441,504
1,800 Ionis Pharmaceuticals Inc. † .......... 135,162
4,500 KalVista Pharmaceuticals Inc. † ........ 90,585
7,570 Labcorp Holdings Inc. .............. 2,019,752
19,500 Lucid Diagnostics Inc. † ............. 22,425
300 Madrigal Pharmaceuticals Inc. † ....... 157,041
100 Maze Therapeutics Inc. † ............ 2,985
3,120 McKesson Corp. .................. 2,699,923
4,000 Medline Inc. , Cl. A † ................ 178,000
100 Neurocrine Biosciences Inc. † ......... 13,174
125,500 Option Care Health Inc. † ............ 3,378,460
12,500 Orthofix Medical Inc. † .............. 143,375
2,500 Protagonist Therapeutics Inc. † ........ 263,500
3,250 Revolution Medicines Inc. † .......... 316,062
3,000 Scholar Rock Holding Corp. † ......... 147,480
4,750 Soleno Therapeutics Inc. † ........... 159,030
4,050 Structure Therapeutics Inc. , ADR † ..... 195,210
45,697 Surgery Partners Inc. † ............. 544,708
9,900 Tenet Healthcare Corp. † ............. 1,868,229
2,300 The Oncology Institute Inc. † .......... 7,061
4,300 Travere Therapeutics Inc. † ........... 127,753
5,105 UnitedHealth Group Inc. ............ 1,381,362
Shares
Market
Value
2,500 Vera Therapeutics Inc. † ............. $ 100,575
8,000 Vericel Corp. † .................... 257,360
4,400 Viking Therapeutics Inc. † ............ 143,176
17,500 WaVe Life Sciences Ltd. † ............ 126,875
15,000 Waystar Holding Corp. † ............. 361,650
2,500 Zymeworks Inc. † ................. 62,600
30,199,195
Household and Personal Products — 1 .2%
12,000 Church & Dwight Co. Inc. ........... 1,119,840
10,000 Colgate-Palmolive Co. .............. 852,300
2,500 Nektar Therapeutics † .............. 179,875
5,000 The Procter & Gamble Co. ........... 722,200
2,874,215
Pharmaceuticals — 14 .2%
17,200 Abbott Laboratories ............... 1,765,924
23,900 AbbVie Inc. ..................... 5,198,011
25,000 Achaogen Inc. † (a) ................. 0
16,600 AstraZeneca plc .................. 3,273,852
17,500 Bausch Health Cos. Inc. † ............ 94,500
45,000 Bristol-Myers Squibb Co. ............ 2,729,250
6,000 Crinetics Pharmaceuticals Inc. † ....... 217,920
40,000 Elanco Animal Health Inc. † ........... 957,200
9,700 Johnson & Johnson ............... 2,371,068
43,850 Merck & Co. Inc. .................. 5,274,716
13,000 Perrigo Co. plc ................... 139,620
32,100 Pfizer Inc. ...................... 901,368
7,700 Roche Holding AG , ADR ............ 382,767
10,000 Terns Pharmaceuticals Inc. † .......... 527,200
117,500 Teva Pharmaceutical Industries Ltd. , ADR † 3,539,100
13,800 The Cigna Group .................. 3,681,150
5,000 uniQure NV † .................... 81,750
3,200 Vertex Pharmaceuticals Inc. † ......... 1,428,928
32,564,324
Semiconductors — 0.0%
50 NVIDIA Corp. .................... 8,720
Specialty Chemicals — 0 .8%
20,000 Sensient Technologies Corp. ......... 1,728,800
TOTAL COMMON STOCKS ........... 140,135,334
EXCHANGE TRADED FUNDS — 0.0%
Exchange Traded Funds — 0.0%
550 State Street SPDR S&P Biotech ETF .... 70,252
RIGHTS — 0 .1%
Food and Staples Retailing — 0.0%
20,000 Walgreens Boots Alliance Inc. , CVR † .... 10,000

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
RIGHTS (Continued)
Health Care Equipment and Supplies — 0 .1%
27,000 Mersana Therapeutics Inc. , CVR † ...... $ 74,250
Health Care Providers and Services — 0.0%
28,500 Akero Therapeutics Inc. , CVR † ........ 14,250
38,284 Chinook Therapeutics Inc. , CVR † ...... 7,657
21,907
Pharmaceuticals — 0.0%
13,000 Paratek Pharmaceuticals Inc. , CVR † .... 260
TOTAL RIGHTS ................... 106,417
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 39 .0%
$ 90,330,000 U.S. Treasury Bills,
3.546 % to 3.669% †† , 04/02/26 to
10/01/26 ...................... 89,835,961
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 185,325,056 ) ............. $ 230,147,964
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 89 .1% $ 205,054,380
Europe .............................. 8 .3 19,172,162
Japan ............................... 2 .3 5,208,144
Asia/Pacific ......................... 0 .3 713,278
Total Investments ................... 100.0% $ 230,147,964